INTANGIBLE ASSETS INCLUDING GOODWILL	12 Months Ended
Dec. 31, 2017
INTANGIBLE ASSETS INCLUDING GOODWILL
INTANGIBLE ASSETS INCLUDING GOODWILL

NOTE I. INTANGIBLE ASSETS INCLUDING GOODWILL

Intangible Assets

The following table details the company’s intangible asset balances by major asset class.

($ in millions)

	Gross		Net
	Carrying	Accumulated	Carrying
At December 31, 2017:	Amount	Amortization	Amount
Intangible asset class
Capitalized software	$1,600	$(790)	$810
Client relationships	2,358	(1,080)	1,278
Completed technology	2,586	(1,376)	1,210
Patents/trademarks	668	(256)	413
Other*	47	(16)	31

Total	$7,260	$(3,518)	$3,742

*Other intangibles are primarily acquired proprietary and nonproprietary business processes, methodologies and systems.

($ in millions)

	Gross		Net
	Carrying	Accumulated	Carrying
At December 31, 2016:	Amount	Amortization	Amount
Intangible asset class
Capitalized software	$1,537	$(661)	$876
Client relationships	2,831	(1,228)	1,602
Completed technology	3,322	(1,668)	1,654
Patents/trademarks	730	(205)	525
Other*	46	(15)	31

Total	$8,466	$(3,778)	$4,688

*Other intangibles are primarily acquired proprietary and nonproprietary business processes, methodologies and systems.

The net carrying amount of intangible assets decreased $946 million during the year ended December 31, 2017, primarily due to intangible asset amortization, partially offset by additions resulting from capitalized software. There was no impairment of intangible assets recorded in 2017 and 2016. The aggregate intangible amortization expense was $1,520 million and $1,544 million for the years ended December 31, 2017 and 2016, respectively. In addition, in 2017 and 2016, respectively, the company retired $1,753 million and $817 million of fully amortized intangible assets, impacting both the gross carrying amount and accumulated amortization by this amount.

The amortization expense for each of the five succeeding years relating to intangible assets currently recorded in the Consolidated Statement of Financial Position is estimated to be the following at December 31, 2017:

($ in millions)

	Capitalized	Acquired
	Software	Intangibles	Total
2018	$482	$812	$1,294
2019	248	671	920
2020	79	560	639
2021	—	446	446
2022	—	377	377

Goodwill

The changes in the goodwill balances by reportable segment, for the years ended December 31, 2017 and 2016, are as follows:

($ in millions)

					Foreign
					Currency
	Balance				Translation	Balance
	January 1,	Goodwill	Purchase Price		and Other	December
Segment	2017	Additions	Adjustments	Divestitures	Adjustments*	31, 2017
Cognitive Solutions	$19,484	$3	$(38)	$(20)	$235	$19,665
Global Business Services	4,607	—	2	—	204	4,813
Technology Services & Cloud Platforms	10,258	13	(2)	—	179	10,447
Systems	1,850	—	0	—	13	1,862

Total	$36,199	$16	$(38)	$(20)	$631	$36,788

*Primarily driven by foreign currency translation.

($ in millions)

					Foreign
					Currency
	Balance				Translation	Balance
	January 1,	Goodwill	Purchase Price		and Other	December
Segment	2016	Additions	Adjustments	Divestitures	Adjustments*	31, 2016
Cognitive Solutions	$15,621	$3,821	$5	$(12)	$48	$19,484
Global Business Services	4,396	303	4	(1)	(95)	4,607
Technology Services & Cloud Platforms	10,156	119	(12)	(5)	(1)	10,258
Systems	1,848	—	(4)	—	5	1,850

Total	$32,021	$4,244	$(7)	$(18)	$(42)	$36,199

*Primarily driven by foreign currency translation.

There were no goodwill impairment losses recorded during 2017 or 2016 and the company has no accumulated impairment losses.

Purchase price adjustments recorded in 2017 and 2016 were related to acquisitions that were completed on or prior to September 30, 2017 or September 30, 2016, respectively, and were still subject to the measurement period that ends at the earlier of 12 months from the acquisition date or when information becomes available. Net purchase price adjustments of $38 million were recorded during 2017, with the primary drivers being deferred tax assets, other taxes payable and other current liabilities associated with the Truven Health Analytics, Inc. and The Weather Company acquisitions. Net purchase price adjustments of $7 million were recorded during 2016, with the primary drivers being deferred tax assets, accounts receivable, deferred income, inventory and other current liabilities.